Business combination (Tables)	12 Months Ended
Dec. 31, 2020
Business combination
Summary of the allocation of the purchase price at the date of acquisition

USD (In thousands)	As of acquisition date
Property and equipment, net	17
Accrued liabilities and other payables	(798)
Goodwill	781
Total	—